SHORT-TERM AND LONG-TERM DEBTS - Summary of Long-term debts (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Long-term debts
Long-term debts			¥ 641,012,693
Long Term Borrowings [Member]
Long-term debts
Long-term debts			¥ 279,892,587
Long Term Borrowings [Member] | Minimum
Long-term debts
Long-term debts, Fixed annual rate			4.45%
Long-term debts, Term			20 months
Long Term Borrowings [Member] | Maximum
Long-term debts
Long-term debts, Fixed annual rate			6.50%
Long-term debts, Term			36 months
Co-financing Debt Payables [Member]
Long-term debts
Long-term debts	¥ 1,638,260	$ 230,744	¥ 361,120,106
Co-financing Debt Payables [Member] | Minimum
Long-term debts
Long-term debts, Fixed annual rate	5.50%	5.50%	5.50%
Long-term debts, Term	24 months	24 months	24 months
Co-financing Debt Payables [Member] | Maximum
Long-term debts
Long-term debts, Fixed annual rate	6.60%	6.60%	6.60%
Long-term debts, Term	36 months	36 months	36 months